PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL - Annual Impairment Test to Goodwill (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Impairment of goodwill	$ 1,591,000	$ 7,274,000	$ 0
International
Segment Reporting Information [Line Items]
Impairment of goodwill	1,591,000	7,274,000
Goodwill, net of cumulative impairments			281,100,000
Americas
Segment Reporting Information [Line Items]
Impairment of goodwill	$ 0	$ 0
Goodwill, net of cumulative impairments			$ 2,700,000,000